Pledged assets and collateral	12 Months Ended
Mar. 31, 2026
Brokers and Dealers [Abstract]
Pledged assets and collateral
8. Pledged assets and collateral
The following amounts, by balance sheet classification, have been pledged as collateral for borrowings and for other purposes at March 31, 2025 and 2026:

	2025	2026

	(in billions of yen)
Interest-bearing deposits in other banks	53	80
Trading account assets	13,688	15,159
Investments	10,522	9,452
Loans	10,056	7,205
Other assets	2,047	2,777

Total	36,366	34,674

At March 31, 2025 and 2026, the MHFG Group pledged ¥17,542 billion and ¥20,608 billion of assets, respectively, which include assets that may not be sold or repledged by counterparties. The associated liabilities as of March 31, 2025 and 2026, which are collateralized by the assets presented in the table above, are summarized below:

	2025	2026

	(in billions of yen)
Deposits	844	794
Call money and funds purchased	—	150
Payables under repurchase agreements	18,087	13,069
Payables under securities lending transactions	403	1,027
Other short-term borrowings	2,271	214
Long-term debt	576	3,888

Total	22,180	19,143

The Bank of Japan (“the BOJ”) requires private depository institutions to maintain a certain amount of funds as reserves in current accounts with the BOJ, based on average deposit balances and certain other factors. There are similar reserve deposit requirements for foreign branches and subsidiaries engaged in banking businesses in foreign countries. These amounts are deemed to be restricted cash. At March 31, 2025 and 2026, the deposit amounts maintained with the BOJ and foreign central banks, which were included in Cash and due from banks and Interest-bearing deposits in other banks, were ¥69,851 billion and ¥58,570 billion, respectively. These balances included the reserve funds required to be maintained by the MHFG Group, which amounted to ¥1,735 billion and ¥1,728 billion at March 31, 2025 and 2026, respectively.
At March 31, 2025 and 2026, the MHFG Group had received collateral that can be sold or repledged, with a fair value of ¥32,462 billion and ¥34,903 billion, respectively, of which ¥26,789 billion and ¥27,588 billion, respectively, was sold and repledged. Such collateral was primarily obtained in connection with resale or securities borrowing agreements, and was generally used as collateral for repurchase or securities lending agreements, or to cover short sales. This collateral received isn’t recognized on balance sheet, except for the securities received as collateral that the Group is permitted to sell or repledge in securities lending transactions where the Group acts as lender.